Expense Example, No Redemption (Vanguard Market Liquidity Fund Institutional)	Vanguard Market Liquidity Fund Vanguard Market Liquidity Fund - Investor Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	1
3 YEAR	2
5 YEAR	3
10 YEAR	6